Common Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common Stock
Note 7 - Common Stock
On March 29, 2017, the Company filed with the SEC an automatic shelf registration statement on Form S-3 (File No. 333-217018), which became effective upon filing, for the offer and sale of up to $150 million of common stock from time to time in at-the-market offerings under the prospectus included therein and in accordance with the Sales Agency Agreement, dated March 29, 2017, between the Company and BNY Mellon Capital Markets, LLC (the “Equity Shelf Program”). The following table provides the activity in the Equity Shelf Program for the three and twelve months ended December 31, 2018:

	Three Months Ended		Twelve Months Ended
	December 31,		December 31,
	2018	2017	2018	2017
Gross proceeds	—	$29,999,922	$85,149,976	$41,776,795
Less: agent commissions	—	299,999	851,500	417,768
Net proceeds	—	$29,699,923	$84,298,476	$41,359,027

Number of shares sold	—	358,630	1,145,705	505,707
Weighted average price per share	—	$83.65	$74.32	$82.61

As of December 31, 2018, the Company had up to $23,073,229 of common stock available for sale under the program. Net proceeds from the sale of shares of common stock under the Equity Shelf Program are intended for general corporate purposes, including the acquisition of property for the construction, completion, extension, or improvement of pipeline systems and facilities located in and around the communities served by Southwest. Net proceeds during the twelve months ended December 31, 2018 were contributed to, and reflected in the records of, Southwest (as a capital contribution from Southwest Gas Holdings, Inc.).
Aside from the automatic shelf registration, in December 2017, the Company and Southwest jointly filed with the SEC an automatic shelf registration statement (File No. 333-222047), which became effective upon filing and includes a prospectus detailing the Company’s ability to offer and sell, from time to time in amounts at prices and on terms that will be determined at the time of such offering, any combination of common stock, preferred stock, debt securities (which may or may not be guaranteed by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement), guarantees of debt securities issued by Southwest, depository shares, warrants to purchase common stock, preferred stock or depository shares issued by the Company or debt securities issued by the Company or Southwest, units and rights (the “Universal Shelf”). Additionally as part of the Universal Shelf, Southwest may offer and sell, from time to time in amounts at prices and on terms that will be determined at the time of such offering, any combination of debt securities (which may or may not be guaranteed by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement) and guarantees of debt securities issued by the Company or by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement.
In November 2018, the Company sold, through a prospectus supplement under the Universal Shelf, an aggregate of 3,565,000 shares of common stock, in an underwritten public offering, at $75.50 per share, resulting in proceeds to the Company of $260,073,524, net of $9,083,976 underwriters’ discount. The Company used a portion of the net proceeds from the offering to facilitate, in association with Centuri, the purchase of Linetec, to pay down outstanding borrowings under the Company’s credit facility, and used the remaining amounts for general corporate purposes. Refer to Note 19 - Business Acquisitions regarding the acquisition of Linetec and Note 9 - Short-Term Debt for information on the Company’s credit facility.
During 2018, the Company issued approximately 83,000 shares of common stock through the Restricted Stock/Unit Plan, and Management Incentive Plan.
Additionally during 2018, the Company issued 143,000 shares of common stock through the Dividend Reinvestment and Stock Purchase Plan (“DRSPP”), raising proceeds of approximately $10.6 million.
As of December 31, 2018, there were 4.4 million common shares registered and available for issuance under the provisions of the various stock issuance plans, which does not include the amount of common stock available that is separately disclosed under the Equity Shelf Program above.